Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Effect of error correction on consolidated financial statements
The following tables set forth the effect of this immaterial error correction on the Company's consolidated statements of operations for the year ended December 31, 2020:

	Year ended December 31, 2020
	Previously Reported	Correction	As recast

Depreciation[1]	$246,651	(28,522)	$218,129
Income tax expense[1]	79,134	8,267	87,401
Net earnings for the period	97,361	20,254	117,615
Net earnings attributable to shareholders, continuing operations[2]	110,893	20,254	131,147
Comprehensive income attributable to shareholders[1]	103,210	20,254	123,464
Net earnings per share attributable to shareholders - basic[1]	$0.61	0.12	$0.73
Net earnings per share attributable to shareholders - diluted[1]	$0.60	0.11	$0.71
Net earnings per share attributable to shareholders, continuing operations - basic[3]	$0.65	0.12	$0.77
Net earnings per share attributable to shareholders, continuing operations - diluted[3]	$0.64	0.11	$0.75

(1)Amounts before impacts of discontinued operations (see Note 7).
(2)Previously reported amounts and recast amounts include impacts of discontinued operations of $6,352 for the year ended December 31, 2020 (see Note 7).
(3)Previously reported amounts and recast amounts include impacts of discontinued operations of $0.04 for the year ended December 31, 2020 (see Note 7).

The following table sets forth the effect of this immaterial error correction on the Company's consolidated balance sheet as at December 31, 2020:

	As at December 31, 2020
	Previously Reported	Correction	As recast

Inventories	$176,271	(12,136)	$164,135
Property, plant and equipment	3,998,493	43,706	4,042,199
Deferred income tax liabilities[4]	402,713	9,451	412,164
Deficit	$(2,125,326)	22,120	$(2,103,206)
(4) Excludes $2,390 increase to deferred income tax liabilities associated with the retrospective application of the change in attribution of periods of service to defined benefit obligations (see Note 5(e)).